Contents of Significant Accounts - Equity - Additional Information (Detail) $ / shares in Units, $ in Millions						12 Months Ended
	Feb. 24, 2022 TWD ($) $ / shares	Nov. 05, 2021 $ / shares shares	Sep. 03, 2021 shares	Jun. 09, 2021 shares $ / shares	Sep. 01, 2020 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Shares authorized						26,000,000,000	26,000,000,000
Shares issued						12,483,248,000	12,422,402,000
Shares par value | $ / shares						$ 10	$ 10
Number of common shares represented by 1 ADS						5
Maximum percentage of total shares of treasury stock on issued stock as per Securities and Exchange Law of the R.O.C						10.00%
Closing prices of UMC's stock | $ / shares						$ 65.00	47.15
Proposed cash distribution from additional paid-in capital | $ / shares	$ 3.00
Percentage of legal reserve						10.00%
Cash dividends | $ / shares							$ 1.59988820
Proposed cash distribution from additional paid in capital | $	$ 37,446
ChipBond Technology Corporation [Member]
Disclosure of classes of share capital [line items]
Shares par value | $ / shares		$ 10
Shares issued due to share exchange transaction		61,000,000
Number of shares exchanged in		53,000,000
HSUN CHIEH INVESTMENT CO., LTD. [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates						441,000,000	441,000,000
YANN YUAN INVESTMENT CO., LTD. [member]
Disclosure of classes of share capital [line items]
Number of shares in entity held by its subsidiaries or associates						160,000,000	201,000,000
Fortune Venture Capital Corp [member] | ChipBond Technology Corporation [Member]
Disclosure of classes of share capital [line items]
Number of shares exchanged out			16,000,000
Number of shares exchanged in		14,000,000	14,000,000
American depositary shares [member]
Disclosure of classes of share capital [line items]
Number of American Depositary Shares traded on NYSE						149,000,000	127,000,000
Number of common shares represented by issued American Depositary Shares						746,000,000	636,000,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution						20.00%
Percentage of stock dividend on dividend distribution						0.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution						100.00%
Percentage of stock dividend on dividend distribution						80.00%
Restricted Stocks [Member]
Disclosure of classes of share capital [line items]
Shares par value | $ / shares				$ 10	$ 10
Number of other equity instruments granted in share-based payment arrangement				1,000,000	200,000,000
Number of other equity instruments forfeited in share-based payment arrangement						2,000,000